Related Party Transactions (Details) (USD $)	1 Months Ended				3 Months Ended		4 Months Ended		12 Months Ended			1 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended							1 Months Ended											1 Months Ended											1 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended					1 Months Ended						1 Months Ended
	Apr. 30, 2013	Feb. 28, 2013	Dec. 30, 2012	Mar. 31, 2012	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Sep. 30, 2012	Feb. 28, 2013 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Feb. 28, 2013 Warrant [Member]	Dec. 30, 2012 Warrant [Member]	Feb. 28, 2013 Units [Member]	Dec. 30, 2012 Units [Member]	Jun. 30, 2012 Units [Member]	Jun. 30, 2014 CEO [Member]	Mar. 08, 2012 CEO [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Sep. 30, 2013 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Dec. 31, 2012 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Sep. 30, 2012 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Mar. 31, 2012 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated March 13, 2012 [Member] Subsequent Event [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Sep. 30, 2013 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Dec. 31, 2012 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Sep. 30, 2012 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Aug. 31, 2012 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member]	Jul. 31, 2014 CEO [Member] Note Payable - Related Party Dated August 14, 2012 [Member] Subsequent Event [Member]	Jul. 31, 2014 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Sep. 30, 2013 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Jun. 30, 2013 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Jul. 31, 2014 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member] Subsequent Event [Member]	Jun. 30, 2014 CEO [Member] Common Stock [Member]	Jun. 30, 2014 CEO [Member] Warrant [Member]	Dec. 31, 2008 Parent Company [Member]	Mar. 31, 2008 Parent Company [Member]	Mar. 13, 2012 Parent Company [Member]	Sep. 16, 2011 Parent Company [Member]	Dec. 31, 2011 Officer [Member] Notes Receivable [Member]	Dec. 31, 2012 Officer [Member] Notes Receivable [Member]	Dec. 31, 2011 Officer [Member] Notes Receivable [Member]	Dec. 14, 2011 Officer [Member] Notes Receivable [Member]	Mar. 13, 2012 Third Party [Member]	Apr. 30, 2014 Director [Member]	Nov. 30, 2012 Director [Member]	Mar. 31, 2014 Director [Member]	Apr. 30, 2014 Director [Member] Common Stock [Member]	Sep. 30, 2012 Director [Member] Common Stock [Member]	Apr. 30, 2014 Director [Member] Warrant [Member]	Mar. 31, 2014 Board Of Directors [Member]	Apr. 30, 2014 Board Of Directors [Member]	Mar. 31, 2014 Board Of Directors [Member] Common Stock [Member]	Mar. 31, 2014 Board Of Directors [Member] Warrant [Member]	Apr. 30, 2013 Laidlaw and Co [Member]	Sep. 30, 2012 Laidlaw and Co [Member]	Mar. 31, 2013 Laidlaw and Co [Member]	Feb. 29, 2012 Laidlaw and Co [Member]	Apr. 30, 2013 Laidlaw and Co [Member] Common Stock [Member]	Sep. 30, 2012 Laidlaw and Co [Member] Common Stock [Member]	Apr. 30, 2013 Laidlaw and Co [Member] Warrant [Member]	Sep. 30, 2012 Laidlaw and Co [Member] Warrant [Member]	Jun. 30, 2012 Laidlaw and Co [Member] Warrant [Member]	Apr. 30, 2013 Laidlaw and Co [Member] Units [Member]	Sep. 30, 2012 Laidlaw and Co [Member] Units [Member]	Jun. 30, 2012 Laidlaw and Co [Member] Units [Member]
Related Party Transaction [Line Items]
Courseware sales																																										$ 600,000	$ 455,000
Series C Preferred Shares pledged by HEMG																																													772,793
Series C Preferred Shares pledeged by HEMG, converted to common shares																																												654,850
Common shares pledged																							117,943
Price per share																$ 0.3325						$ 0.19	$ 1.00																											$ 0.50			$ 0.19					$ 0.19
Accounts receivable, secured - related party, net of allowance	270,478				146,831		270,478		146,831
Allowance for doubtful accounts	502,315				625,963		502,315		625,963
Third party investors purchased, shares											336,000																																							400,000
Purchase value of shares											168,000
Company purchased, shares											264,000
Company purchased shares, value											132,000
Shares guaranteed to be purchased by the Company				600,000
Shares the Company guaranteed it would use its best efforts to purchase from HEMG and resell to investors				1,400,000
Shares Company shall consent to additional private transfers				500,000
Shares HEMG agreed to not sell, pledge or otherwise transfer				142,500
Dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares				131,500
Shares a stockholder did not receive				11,000
Receivable Collateral Valuation Reserve									123,647	502,315
Debt instrument, face amount																												300,000						300,000				1,000,000																								1,706,000
Term of debentures																																						6 months
Interest rate																												0.19%						5.00%				10.00%																										10.00%
Maturity date																								Jan. 01, 2016	Apr. 05, 2015	Aug. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Jan. 01, 2016	Jan. 01, 2016	Apr. 05, 2015	Aug. 31, 2014	Aug. 31, 2013		Jan. 01, 2016	Jan. 01, 2016	Apr. 02, 2015		Jan. 01, 2016																							Sep. 30, 2012
Debt conversion, price per share											$ 0.35																	$ 1.00						$ 0.35																												$ 0.3325
Stock options issued during period																																																				62,857
Amount of debt forgiven from related party																																																				22,000
Options granted, exercise price																																																				$ 0.35
Note receivable, face amount																																																	150,000
Note receivable, interest rate																																														3.00%
Total number of common stock shares used as collateral to secure notes receivable from related party																																																	500,000
Short term promissory note from related party																																														150,000		150,000
Interest income					1,671	289	330	672	1,035	4,592																																					594	210
Proceeds received from officer loan repayments								150,000		150,000
Issuance of common shares and warrants for cash, net of offering costs	$ 8,750	$ 519,370	$ 530,337				$ 1,041,540			$ 3,025,236				$ 3,329	$ 9,920						$ 150,000	$ 50,000																													$ 100,000				$ 212,000		$ 6,000				$ 522,170	$ 2,494,899										$ 1,289,527
Issuance of common shares and warrants for cash, net of offering costs, shares												1,614,286	2,042,856	3,329,503	9,920,000		807,143	1,021,432	16.14	20.43	3.0																			263,158	263,158													526,318	605,716	526,318			3,157,895	3,157,895					1,715,217	7,877,144	857,609	3,938,570	389,000	17.15	78.77	31.12
Exercise price of Unit																																																															0.50								0.35